Segments of Operations - Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 13,021		$ 11,283		$ 9,905
Cost of revenues	25,809		21,892		16,497
Segment gross profit (loss)	(12,788)		(10,609)		(6,592)
Research and development, net	19,236		20,182		26,049
Sales and Marketing	5,665		3,410		4,168
General and administrative	21,587		22,455		24,272
Other segment items	18,958	[1]	90	[2]	1,508	[3]
Segment operating loss	(78,234)		(56,746)		(62,589)
Financial income	1,424		2,870		1,652
Realized income from sale of marketable securities			2		(178)
Loss before taxes on income	(76,810)		(53,874)		(61,115)
Depreciation expense	1,189		1,121		1,198
Amortization expense	10,508		10,612		10,612
Change in contingent earnout liability	7				(4,488)
Goodwill impairment					7,420
Impairment of long-lived assets	17,528
Stock based compensation	4,190		7,261		6,838
Total Assets	162,165		210,002		218,648
Expenditures for segment’s assets	4,207		2,767		3,303
Nanox. ARC [Member]
Segment Reporting Information [Line Items]
Revenues	478		281		116
Cost of revenues	8,104		4,926		124
Segment gross profit (loss)	(7,626)		(4,645)		(8)
Research and development, net	14,552		16,223		20,121
Sales and Marketing	4,866		2,808		2,689
General and administrative	16,967		17,825		20,472
Other segment items	18,951	[1]	90	[2]	(1,424)	[3]
Segment operating loss	(62,962)		(41,591)		(41,866)
Depreciation expense	1,075		998		1,036
Amortization expense
Change in contingent earnout liability
Goodwill impairment
Impairment of long-lived assets	17,528
Stock based compensation	3,326		5,546		5,678
Total Assets	93,198		132,914		130,665
Expenditures for segment’s assets	4,186		2,767		3,184
Radiology Services [Member]
Segment Reporting Information [Line Items]
Revenues	11,585		10,275		9,462
Cost of revenues	9,020		8,664		8,040
Segment gross profit (loss)	2,565		1,611		1,422
Research and development, net	134		103		63
Sales and Marketing	485		432		454
General and administrative	4,181		4,139		2,626
Other segment items		[1]		[2]	2,567	[3]
Segment operating loss	(2,235)		(3,063)		(4,288)
Depreciation expense	10		8		12
Amortization expense	2,519		2,628		2,628
Change in contingent earnout liability					(4,488)
Goodwill impairment					7,055
Impairment of long-lived assets
Stock based compensation	701		1,123		202
Total Assets	18,365		19,819		21,709
Expenditures for segment’s assets	15				81
AI Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	958		727		327
Cost of revenues	8,685		8,302		8,333
Segment gross profit (loss)	(7,727)		(7,575)		(8,006)
Research and development, net	4,550		3,856		5,865
Sales and Marketing	314		170		1,025
General and administrative	439		491		1,174
Other segment items	7	[1]		[2]	365	[3]
Segment operating loss	(13,037)		(12,092)		(16,435)
Depreciation expense	104		115		150
Amortization expense	7,989		7,984		7,984
Change in contingent earnout liability	7
Goodwill impairment					365
Impairment of long-lived assets
Stock based compensation	163		592		958
Total Assets	50,602		57,269		66,274
Expenditures for segment’s assets	$ 6				$ 38

[1]	Nanox.Arc – impairment of long-lived assets, other expense, net in connection with settlement with a shareholder (see Note 10), loss from disposal of property and equipment and rent income.
[2]	Nanox.Arc – loss from disposal of property and equipment and rent income.
[3]	Other segment items for each reportable segment includes: